Shareholders' Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended			6 Months Ended
	May 10, 2011	Mar. 28, 2013	May 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010
Shareholders Equity [Line Items]
Ordinary shares, shares Authorized					50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Voting Rights					The holders of the ordinary shares are entitled to one vote for each ordinary share
Ordinary shares, shares issued					1,916,028	4,894,983	1,564,000
Ordinary shares, shares outstanding					1,916,028	4,894,983	1,564,000
Treasury Stock, Shares, Retired	165,592		165,592	156,400
Stock Issued During Period, Shares, New Issues				3,600,000
Stock Redeemed or Called During Period, Shares		3,008,955
Shares Issued During Period In Excess Of Over Allotment To Under Writers			52,975
Within Twelve Months Of Business Combination [Member]
Shareholders Equity [Line Items]
Contingent Forfeiture Of Shares					253,877
Forfeiture Of Founder Share Convenient Description					In addition, 253,877 founder units and the underlying ordinary shares and warrants will be forfeited by the founders in the event the last sales price of the Companys ordinary shares does not equal or exceed $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period within 12 months following the closing of an initial Business Combination
Twelve To Fourteeen Months Of Business Combination [Member]
Shareholders Equity [Line Items]
Contingent Forfeiture Of Shares					253,878
Forfeiture Of Founder Share Convenient Description					An additional 253,878 founder units and the underlying ordinary shares and warrants will be forfeited for no consideration in the event the last sales price of the Companys ordinary shares does not equal or exceed $13.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for at least one period of 20 trading days within any 30-trading day period between 12 and 24 months following the closing of an initial Business Combination.
Under Writer [Member]
Shareholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			3,600,000